Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Amount of Due to Related Parties

Amounts due to related parties as of June 30, 2025 and 2024 consist of:

	June 30, 2025	June 30, 2024

Daniel McClory, Executive Chairman and Director	$10,580	$10,500
Alberto Libanori, Director	1,241	241
	$11,821	$10,741